Intangible assets and goodwill - Summary of intangible and goodwill (Parenthetical) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Intangible assets and goodwill
Amortization of sport rights	€ 140,200	€ 94,312	€ 80,608